UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY - SECURITIZE, INC. AND SUBSIDIARIES - USD ($)	Total	Securitize, Inc. and Subsidiaries	J Digital 6 Warrants Securitize, Inc. and Subsidiaries	Class A Securitize, Inc. and Subsidiaries	Redeemable Convertible Preferred Stock Securitize, Inc. and Subsidiaries	Series B-4 Redeemable Convertible Preferred Stock Securitize, Inc. and Subsidiaries	Series B-3 Redeemable Convertible Preferred Stock Securitize, Inc. and Subsidiaries	Series B-2 Redeemable Convertible Preferred Stock Securitize, Inc. and Subsidiaries	Series B-1 Redeemable Convertible Preferred Stock Securitize, Inc. and Subsidiaries	Series A Redeemable Convertible Preferred Stock Securitize, Inc. and Subsidiaries	Common Stock	Common Stock Securitize, Inc. and Subsidiaries	Common Stock Class A Securitize, Inc. and Subsidiaries	Treasury Stock Securitize, Inc. and Subsidiaries	Stockholder Notes Securitize, Inc. and Subsidiaries	Additional Paid-In Capital Securitize, Inc. and Subsidiaries	Accumulated Deficit Securitize, Inc. and Subsidiaries	Accumulated Other Comprehensive Income Securitize, Inc. and Subsidiaries
Beginning balance (in shares) at Dec. 31, 2023		11,398,728				1,667,734	1,219,998	2,630,197	2,881,387	2,999,412
Beginning balance at Dec. 31, 2023		$ 116,995,645				$ 36,023,055	$ 21,969,898	$ 23,889,549	$ 21,380,220	$ 13,732,923
Ending balance (in shares) at Dec. 31, 2024		11,398,728	0			1,667,734	1,219,998	2,630,197	2,881,387	2,999,412
Ending balance at Dec. 31, 2024		$ 116,995,645	$ 0			$ 36,023,055	$ 21,969,898	$ 23,889,549	$ 21,380,220	$ 13,732,923
Beginning balance (in shares) at Dec. 31, 2023												8,856,513	0
Beginning balance at Dec. 31, 2023		(76,846,500)										$ 886	$ 0	$ (1,599,978)	$ (3,000,000)	$ 20,152,307	$ (92,760,445)	$ 360,730
Beginning balance, Treasury (in shares) at Dec. 31, 2023														150,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contingent consideration payable in common stock		53,539														53,539
Foreign currency translation adjustment		106,250																106,250
Stock-based compensation expense		404,041														404,041
Interest receivable associated with notes receivable from stockholder		(423,744)													(423,744)
Net income (loss)		$ (24,287,668)
Ending balance (in shares) at Dec. 31, 2024		8,706,513		0								8,856,513	0
Ending balance at Dec. 31, 2024		$ (100,994,082)										$ 886	$ 0	$ (1,599,978)	(3,423,744)	20,609,887	(117,048,113)	466,980
Ending balance, Treasury (in shares) at Dec. 31, 2024		150,000												150,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		$ (100,994,968)
Deemed dividend to preferred shareholders (Note 12)		$ 1,493,539						$ 498,249	$ 27,527	$ 967,763
Exchange of Common stock to Series B-4 redeemable convertible preferred stock (in shares)		421,723				421,723
Exchange of Common stock to Series B-4 redeemable convertible preferred stock		$ 6,325,845				$ 6,325,845
Ending balance (in shares) at Mar. 31, 2025		11,820,451	0			2,089,457	1,219,998	2,630,197	2,881,387	2,999,412
Ending balance at Mar. 31, 2025		$ 124,815,029	$ 0			$ 42,348,900	$ 21,969,898	$ 24,387,798	$ 21,407,747	$ 14,700,686
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment		73,228																73,228
Stock-based compensation expense		7,431,004														7,431,004
Deemed dividend to preferred shareholders (Note 12)		(1,493,539)														(1,493,539)
Exercise of stock options (in shares)												62,164	1,773
Exercise of stock options		3,020										$ 6				3,014
Exchange of Common stock to Series B-4 redeemable convertible preferred stock (in shares)												(421,723)
Exchange of Common stock to Series B-4 redeemable convertible preferred stock		(6,325,887)										$ (42)				(6,325,845)
Issuance of common stock associated with the Theorem business combination (in shares)												203,822
Issuance of common stock associated with the Theorem business combination		0										$ 20				(20)
Interest receivable associated with notes receivable from stockholder		(38,566)													(38,566)
Net income (loss)		(5,124,857)															(5,124,857)
Ending balance (in shares) at Mar. 31, 2025												8,700,776	1,773
Ending balance at Mar. 31, 2025		$ (106,469,679)										$ 870	$ 0	$ (1,599,978)	(3,462,310)	20,224,501	(122,172,970)	540,208
Ending balance, Treasury (in shares) at Mar. 31, 2025														150,000
Beginning balance (in shares) at Dec. 31, 2024		11,398,728	0			1,667,734	1,219,998	2,630,197	2,881,387	2,999,412
Beginning balance at Dec. 31, 2024		$ 116,995,645	$ 0			$ 36,023,055	$ 21,969,898	$ 23,889,549	$ 21,380,220	$ 13,732,923
Increase (Decrease) in Temporary Equity [Roll Forward]
Share-based compensation expense		731,076	$ 731,076
Deemed dividend to preferred shareholders (Note 12)		$ 1,493,539						$ 498,249	$ 27,527	$ 967,763
Exchange of Common stock to Series B-4 redeemable convertible preferred stock (in shares)		421,723				421,723
Exchange of Common stock to Series B-4 redeemable convertible preferred stock		$ 6,325,845				$ 6,325,845
Ending balance (in shares) at Dec. 31, 2025		11,820,451	0		11,820,451	2,089,457	1,219,998	2,630,197	2,881,387	2,999,412
Ending balance at Dec. 31, 2025		$ 125,546,105	$ 731,076		$ 124,815,029	$ 42,348,900	$ 21,969,898	$ 24,387,798	$ 21,407,747	$ 14,700,686
Beginning balance (in shares) at Dec. 31, 2024		8,706,513		0								8,856,513	0
Beginning balance at Dec. 31, 2024		$ (100,994,082)										$ 886	$ 0	$ (1,599,978)	(3,423,744)	20,609,887	(117,048,113)	466,980
Beginning balance, Treasury (in shares) at Dec. 31, 2024		150,000												150,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment		$ 627,402																627,402
Stock-based compensation expense		11,411,837														11,411,837
Deemed dividend to preferred shareholders (Note 12)		$ (1,493,539)														(1,493,539)
Exercise of stock options (in shares)		293,768										62,164	293,768
Exercise of stock options		$ 534,580										$ 6	$ 29			534,545
Exchange of Common stock to Series B-4 redeemable convertible preferred stock (in shares)												(421,723)
Exchange of Common stock to Series B-4 redeemable convertible preferred stock		(6,325,845)										$ (42)				(6,325,803)
Issuance of common stock associated with the Theorem business combination (in shares)												203,822
Issuance of common stock associated with the Theorem business combination		0										$ 20				(20)
Interest receivable associated with notes receivable from stockholder		(145,111)													(145,111)
Repayment of notes receivable from stockholder		3,568,855													3,568,855
Net income (loss)		$ (48,454,725)															(48,454,725)
Ending balance (in shares) at Dec. 31, 2025		8,550,776		293,768							10,000	8,700,776	293,768
Ending balance at Dec. 31, 2025	$ 1	$ (141,270,628)									$ 1	$ 870	$ 29	$ (1,599,978)	$ 0	24,736,907	(165,502,838)	1,094,382
Ending balance, Treasury (in shares) at Dec. 31, 2025		150,000												150,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Share-based compensation expense			$ 438,645
Ending balance (in shares) at Mar. 31, 2026			0		11,820,451	2,089,457	1,219,998	2,630,197	2,881,387	2,999,412
Ending balance at Mar. 31, 2026		$ 125,984,750	$ 1,169,721		$ 124,815,029	$ 42,348,900	$ 21,969,898	$ 24,387,798	$ 21,407,747	$ 14,700,686
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustment		49,886																49,886
Stock-based compensation expense		397,943														397,943
Exercise of stock options (in shares)													45,404
Exercise of stock options		81,964											$ 4			81,960
Net income (loss)		$ (7,932,652)															(7,932,652)
Ending balance (in shares) at Mar. 31, 2026		8,550,776		332,235							10,000	8,700,776	339,172
Ending balance at Mar. 31, 2026	$ 1	$ (148,673,487)									$ 1	$ 870	$ 33	$ (1,599,978)		$ 25,216,810	$ (173,435,490)	$ 1,144,268
Ending balance, Treasury (in shares) at Mar. 31, 2026		150,000												150,000